SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Impact of Share Options and Restricted Shares
The share-based compensation expenses for the Company were recognized as follows:

	Year Ended December 31,
	2022	2021	2020
Share-based compensation expenses:
2011 Share Incentive Plan	$38,823	$53,466	$49,579
2021 Share Incentive Plan	32,803	10,929	—
MRP Share Incentive Plan	—	108	671
Melco International Share Incentive Plan	2,865	6,641	7,021

Total share-based compensation expenses	74,491	71,144	57,271
Less: Share-based compensation expenses capitalized in property and equipment	(2,682)	(3,187)	(2,879)

Share-based compensation expenses recognized in general and administrative expenses	$71,809	$67,957	$54,392

2006 Share Incentive Plan [Member]
Summary of Share Options Activity
The following information is provided for share options under the 2006 Share Incentive Plan:

	Year Ended December 31,
	2022	2021	2020
Proceeds from the exercise of share options	$—	$2,756	$397

Intrinsic value of share options exercised	$—	$7,370	$747

2011 Share Incentive Plan [Member]
Summary of Share Options Activity
A summary of the share options activity under the 2011 Share Incentive Plan for the year ended December 31, 2022, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2022	30,696,106	$6.07
Forfeited or expired	(1,773,409)	5.49
Cancelled under Option Exchange Program	(26,076,978)	6.13

Outstanding as of December 31, 2022	2,845,719	$5.89	6.13	$—

Fully vested and expected to vest as of December 31, 2022	2,845,719	$5.89	6.13	$—

Exercisable as of December 31, 2022	2,262,303	$6.02	5.72	$—

The following information is provided for share options under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2022	2021	2020
Weighted average grant date fair value	$—	$2.28	$1.21

Proceeds from the exercise of share options	$—	$4,345	$664

Intrinsic value of share options exercised	$—	$1,655	$129

Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair values of share options granted under the 2011 Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions:

	Year Ended December 31,
	2021	2020
Expected dividend yield	2.50%	3.10%
Expected stock price volatility	45.46%	43.50%
Risk-free interest rate	1.00%	0.43%
Expected term (years)	5.6	5.6

Summary of Restricted Shares Activity
A summary of the restricted shares activity under the 2011 Share Incentive Plan for the year ended December 31, 2022, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2022	18,531,384	$5.35
Vested	(10,282,560)	5.29
Forfeited	(543,504)	5.57

Unvested as of December 31, 2022	7,705,320	$5.42

The following information is provided for restricted shares under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2022	2021	2020
Weighted average grant date fair value	$—	$6.07	$4.17

Grant date fair value of restricted shares vested	$54,424	$43,533	$20,317

2021 Share Incentive Plan [Member]
Summary of Share Options Activity
A summary of the share options activity under the 2021 Share Incentive Plan for the year ended December 31, 2022, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding as of January 1, 2022	—	$—
Granted	2,874,285	2.47
Granted under the Option Exchange Program	2,486,241	2.47

Outstanding as of December 31, 2022	5,360,526	$2.47	9.26	$7,326

Expected to vest as of December 31, 2022	5,360,526	$2.47	9.26	$7,326

Exercisable as of December 31, 2022	—	$—	—	$—

Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair values of share options granted under the 2021 Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions:

Year Ended December 31, 2022
Expected dividend yield	2.50%
Expected stock price volatility	51.00%
Risk-free interest rate	2.69%
Expected term (years)	5.1

Summary of Restricted Shares Activity
A summary of the restricted shares activity under the 2021 Share Incentive Plan for the year ended December 31, 2022, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date or Modification Date Fair Value
Unvested as of January 1, 2022	—	$—
Granted	19,282,521	2.35
Granted under the Option Exchange Program	5,912,547	2.27
Vested	(5,574,357)	2.33
Forfeited	(437,283)	2.40

Unvested as of December 31, 2022	19,183,428	$2.33

2021 Share Incentive Plan [Member] | Replacement Share Options [Member]
Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair values of the Replacement Share Options granted under the 2021 Share Incentive Plan were estimated on the Modification Date using the following weighted average assumptions:

Expected dividend yield	2.50%
Expected stock price volatility	52.50%
Risk-free interest rate	2.75%
Expected term (years)	4.6

Melco International Share Incentive Plan [Member]
Summary of Share Options Activity
A summary of the share options activity under the Melco International Share Incentive Plan for the year ended December 31, 2022, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2022	14,200,000	$2.43

Outstanding as of December 31, 2022	14,200,000	$2.43	6.69	$—

Fully vested as of December 31, 2022	14,200,000	$2.43	6.69	$—

Exercisable as of December 31, 2022	14,200,000	$2.43	6.69	$—

Summary of Restricted Shares Activity
A summary of the restricted shares activity under the Melco International Share Incentive Plan for the year ended December 31, 2022, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2022	1,626,000	$2.43
Vested	(1,626,000)	2.43

Unvested as of December 31, 2022	—	$—

MRP SIP Retirement Arrangement [Member]
Summary of Restricted Shares Activity
The following information is provided for restricted shares under the MRP Share Incentive Plan:

	Year Ended December 31,
	2022	2021	2020
Grant date fair value of restricted shares vested	$—	$351	$1,030